Limited Liability Company Subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Abstract]
Noncontrolling interests share of net income	$ 1,230	$ 1,220	$ 1,222